Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Detail) - Condensed Consolidating Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 397,860,000		$ 163,511,000		$ 49,634,000
Costs of revenues	262,242,000		103,606,000		32,026,000
Selling, general and administrative expenses	84,133,000		37,689,000		15,811,000
Depreciation and amortization	47,439,000		19,505,000		6,889,000
Total costs and expenses	393,814,000		160,800,000		54,726,000
Income from operations	4,046,000		2,711,000		(5,092,000)
Interest and other expenses, net	16,461,000		11,233,000		1,925,000
Loss before income taxes	(12,415,000)		(8,522,000)		(7,017,000)
Provision (benefit) for income taxes	(4,082,000)		(2,484,000)		(2,613,000)
Net loss	(8,333,000)		(6,038,000)		(4,404,000)
Parent Corporation And Guarantor Subsidiaries [Member]
Revenues	298,056,000	[1]	147,917,000	[1]
Costs of revenues	203,651,000	[1]	94,238,000	[1]
Selling, general and administrative expenses	55,139,000	[1]	34,789,000	[1]
Depreciation and amortization	34,081,000	[1]	17,044,000	[1]
Total costs and expenses	292,871,000	[1]	146,071,000	[1]
Income from operations	5,185,000	[1]	1,846,000	[1]
Interest and other expenses, net	14,148,000	[1]	10,034,000	[1]
Loss before income taxes	(8,963,000)	[1]	(8,188,000)	[1]
Provision (benefit) for income taxes	(5,331,000)	[1]	(2,538,000)	[1]
Net loss	(3,632,000)	[1]	(5,650,000)	[1]
Non-Guarantor Subsidiaries [Member]
Revenues	99,804,000		15,594,000
Costs of revenues	58,591,000		9,368,000
Selling, general and administrative expenses	28,994,000		2,900,000
Depreciation and amortization	13,358,000		2,461,000
Total costs and expenses	100,943,000		14,729,000
Income from operations	(1,139,000)		865,000
Interest and other expenses, net	2,313,000		1,199,000
Loss before income taxes	(3,452,000)		(334,000)
Provision (benefit) for income taxes	1,249,000		54,000
Net loss	$ (4,701,000)		$ (388,000)

[1]	The net operations and net assets of the parent corporation, ExamWorks Group, Inc., are not deemed to be material. As such, the parent corporation has been combined with the guarantor subsidiaries.